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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

       FOR THE MONTHLY REPORTING PERIOD FROM MAY 1, 2006 TO MAY 31, 2006

               COMMISSION FILE NUMBER OF ISSUING ENTITY: 333-32874

                       Advanta Business Card Master Trust
           (Exact name of issuing entity as specified in its charter)
                    (Issuing entity in respect of the Notes)

                       Advanta Business Receivables Corp.
              (Exact name of depositor as specified in its charter)

                               Advanta Bank Corp.
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
          (State or other jurisdiction of incorporation or organization of the issuing entity)

                          c/o Wilmington Trust Company,
                               Rodney Square North
                              1100 North Market St.
                              Wilmington, DE, 19890
           (Address of principal executive offices of issuing entity)

                                 (302) 651-8951
                     (Telephone number, including area code)

                                   23-2852207
              (I.R.S. Employer Identification No. Issuing Entity)

                                       N/A
          (Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]

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     PART I. Distribution Information

Item 1. Distribution and Pool Performance Information:

Response to Item 1 is set forth in Exhibit 99.

     PART II. Other Information

Item 8.01. Other Information

Defined terms used in this 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture or the applicable Indenture Supplement for each Series listed in Item 9.01 below.

Series 2003-B will be paid in full today, the June, 2006 Payment Date, its Expected Final Principal Payment Date.

The Series 2003-D Controlled Accumulation Period and Reserve Account Funding Date have been postponed pursuant to the terms of the Series 2003-D Indenture Supplement. The Reserve Account Funding Date is expected to begin on the July 2006 Payment Date and the Controlled Accumulation Period is expected to begin at the close of business on August 31, 2006.

As of May 31, 2006 the Advanta Business Card Master Trust receivable balance was $4.1 billion. Additional receivables with a balance of $124.7 million (as of May 31, 2006) will be added to the Trust effective today, June 20, 2006.

On June 8, 2006 Advanta Business Card Master Trust decreased the amount outstanding in Series 1997-A, its variable funding notes issued to a commercial paper conduit, by $200 million. The total amount of notes outstanding in Series 1997-A after this decrease is $6.7 million.

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Item 9 -- Exhibits

Item 9.01 (c). Exhibits

The following are filed as exhibits to this Report under Exhibit 99:

99.1 Series 2001-A Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006

99.2 Series 2003-B Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006

99.3 Series 2003-D Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006

99.4 AdvantaSeries Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        ADVANTA BUSINESS RECEIVABLES
                                        CORP.
                                        (Depositor)


                                        By: /s/ Susan A. McVeigh
                                            ------------------------------------
                                        Name: Susan A. McVeigh
                                        Title: Vice President and Treasurer


                                        ADVANTA BANK CORP.
                                        (Servicer)


                                        By: /s/ Michael Coco
                                            ------------------------------------
                                        Name: Michael Coco
                                        Title: Vice President and Treasurer

Dated: June 20, 2006

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                                  Exhibit Index

Exhibit No.

The following are filed as exhibits to this Report under Exhibit 99:

99.1 Series 2001-A Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006

99.2 Series 2003-B Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006

99.3 Series 2003-D Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006

99.4 AdvantaSeries Asset Backed Notes - Monthly Noteholder's Statement for the Monthly Period of May 1, 2006 through May 31, 2006


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